Debt - Summary of Future Maturities of Long Term Debt Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total debt	$ 209,690	$ 209,619
Senior Secured Term Loan [Member]
Debt Instrument [Line Items]
2015	0
2016	0
2017	0
2018	0
2019	210,000
Thereafter	0
Total debt	$ 210,000	$ 210,000